UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
________

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
 (Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: November 30, 2015

Date of reporting period: May 31, 2015

Item 1.	Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST Forensic Accounting ETF

Semi-Annual Report

May 31, 2015
 (Unaudited)

Forensic Accounting ETF

Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Approval of Advisory Agreements & Board Considerations	20
Disclosure of Fund Expenses	23
Shareholder Voting Results	24
Supplemental Information	26

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts LLC uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-545-FLAG; and (ii) on the Commission’s website at http://www.sec.gov.

Forensic Accounting ETF

Schedule of Investments

May 31, 2015 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.0%
Consumer Discretionary — 14.8%
AutoNation*	526	$32,828
AutoZone*	48	32,334
Bed Bath & Beyond*	430	30,668
Best Buy	816	28,315
BorgWarner	557	33,504
Cablevision Systems, Cl A	3,591	88,015
Carnival PLC	723	33,496
CBS, Cl B	528	32,588
Coach	702	24,830
Comcast, Cl A	573	33,498
Darden Restaurants	470	30,804
Delphi Automotive	427	37,140
DIRECTV*	765	69,646
Discovery Communications, Cl A*	1,061	36,010
Discovery Communications, Cl C*	1,049	32,986
Dollar General	436	31,649
Expedia	348	37,327
Ford Motor	3,927	59,573
Fossil Group*	373	26,487
GameStop, Cl A	840	36,464
Gannett	920	32,927
Gap	1,520	58,262
Garmin	668	30,381
General Motors	1,758	63,235

Description	Shares	Fair Value
Goodyear Tire & Rubber	1,257	$40,029
H&R Block	985	31,254
Hasbro	536	38,662
Home Depot	277	30,863
Interpublic Group	1,483	30,283
Jarden*	638	33,852
Johnson Controls	676	35,166
Kohl's	870	56,976
L Brands	352	30,455
Leggett & Platt	693	32,765
Lowe's	428	29,952
Macy's	1,002	67,084
Marriott International, Cl A	406	31,664
Mattel	2,872	74,126
McDonald's	319	30,602
Mohawk Industries*	169	31,542
Newell Rubbermaid	832	32,889
News Corp., Cl A*	1,918	29,058
Nordstrom	403	29,274
Omnicom Group	430	32,048
Polaris Industries	216	30,899
PulteGroup	1,484	28,463
PVH	309	32,334
Ralph Lauren, Cl A	244	31,817
Ross Stores	306	29,581
Royal Caribbean Cruises	410	31,152
Scripps Networks Interactive, Cl A	456	30,556
Staples	3,917	64,493
Starwood Hotels & Resorts Worldwide	390	32,276
Target	390	30,935
Tiffany	369	34,586
Time Warner	381	32,187
Time Warner Cable	218	39,434
TJX	456	29,357
Twenty-First Century Fox, Cl A	894	30,038
Urban Outfitters*	711	24,444
VF	435	30,637
Viacom, Cl B	476	31,835
Walt Disney	304	33,552
Whirlpool	165	30,401
Wyndham Worldwide	359	30,483
Wynn Resorts	251	25,273
Yum! Brands	408	36,765
		2,453,009
Consumer Staples — 6.5%
Archer-Daniels-Midland	1,387	73,303
Avon Products	8,147	54,748

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF

Schedule of Investments

May 31, 2015 (Unaudited) (Continued)

Description	Shares	Fair Value
Campbell Soup	695	$33,596
Clorox	289	31,113
Coca-Cola	776	31,785
Coca-Cola Enterprises	1,432	63,337
Colgate-Palmolive	444	29,655
ConAgra Foods	922	35,599
Costco Wholesale	204	29,088
CVS Caremark	301	30,816
Dr Pepper Snapple Group	411	31,499
Estee Lauder, Cl A	374	32,699
General Mills	579	32,511
JM Smucker	273	32,364
Kellogg	503	31,573
Kimberly-Clark	293	31,896
Kraft Foods Group	388	32,767
Kroger	422	30,722
Lorillard	482	34,935
McCormick	412	32,342
Molson Coors Brewing, Cl B	450	33,021
Mondelez International, Cl A	897	37,306
PepsiCo	325	31,340
Philip Morris International	407	33,810
Procter & Gamble	372	29,161
Sysco	815	30,285
Tyson Foods, Cl A	847	35,955
Walgreens Boots Alliance	371	31,847
Wal-Mart Stores	779	57,856
Whole Foods Market	627	25,858
		1,082,787
Energy — 12.5%
Anadarko Petroleum	807	67,473
Apache	1,083	64,807
Baker Hughes	1,012	65,234
Cabot Oil & Gas	1,110	37,696
Cameron International*	1,447	74,275
Chesapeake Energy	4,495	63,424
Chevron	609	62,727
Cimarex Energy	293	33,844
ConocoPhillips	1,029	65,527
CONSOL Energy	1,115	31,042
Denbury Resources	8,426	62,100
Devon Energy	545	35,545
Diamond Offshore Drilling	2,392	72,573
Ensco, Cl A	3,014	70,829
EOG Resources	358	31,751
EQT	404	34,368
Exxon Mobil	757	64,496

Description	Shares	Fair Value
FMC Technologies*	889	$37,151
Halliburton	743	33,732
Helmerich & Payne	918	67,005
Hess	942	63,604
Marathon Oil	2,449	66,588
Marathon Petroleum	633	65,490
Murphy Oil	1,376	59,801
Nabors Industries	4,742	69,945
National Oilwell Varco	1,333	65,570
Newfield Exploration*	966	36,524
Noble	4,396	73,633
Noble Energy	690	30,208
Occidental Petroleum	876	68,494
ONEOK	689	28,883
Phillips 66	408	32,281
Pioneer Natural Resources	203	30,010
QEP Resources	1,642	30,919
Schlumberger	785	71,254
Southwestern Energy*	1,395	35,949
Tesoro	351	31,064
Transocean	4,232	79,773
Valero Energy	1,011	59,892
		2,075,481
Financials — 16.8%
ACE	576	61,332
Affiliated Managers Group*	153	34,220
Aflac	1,024	63,713
Allstate	453	30,496
American Express	836	66,646
American International Group	595	34,873
Ameriprise Financial	247	30,774
Aon	329	33,301
Apartment Investment & Management, Cl A‡	819	31,065
Assurant	555	36,547
Bank of America	4,208	69,432
Bank of New York Mellon	822	35,642
BB&T	830	32,760
Berkshire Hathaway, Cl B*	453	64,779
BlackRock, Cl A	83	30,360
Capital One Financial	822	68,686
CBRE Group, Cl A*	875	33,460
Chubb	314	30,615
Cincinnati Financial	594	30,045
Citigroup	1,237	66,897
Communications Sales & Leasing‡	1,635	42,592
Crown Castle International‡	382	31,152
Discover Financial Services	1,134	66,078

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF

Schedule of Investments

May 31, 2015 (Unaudited) (Continued)

Description	Shares	Fair Value
E*TRADE Financial*	1,206	$35,529
Fifth Third Bancorp	1,688	34,165
Franklin Resources	616	31,361
Genworth Financial, Cl A*	8,751	69,483
Goldman Sachs Group	173	35,671
Hartford Financial Services Group	1,522	62,569
HCP‡	759	29,388
Host Hotels & Resorts‡	1,558	31,035
Huntington Bancshares	2,785	30,997
Invesco	798	31,784
Iron Mountain‡	894	32,604
JPMorgan Chase	546	35,916
KeyCorp	2,203	32,120
Legg Mason	592	31,589
Leucadia National	1,357	33,423
Lincoln National	1,176	67,044
Loews	1,608	64,513
M&T Bank	274	33,121
Marsh & McLennan	550	32,026
McGraw Hill Financial	326	33,822
MetLife	1,287	67,259
NASDAQ OMX Group	656	33,948
Navient	1,625	31,314
Northern Trust	468	34,889
People's United Financial	1,971	30,669
Plum Creek Timber‡	737	30,409
PNC Financial Services Group	351	33,587
Principal Financial Group	1,277	66,008
Progressive	1,162	31,769
Prudential Financial	816	69,042
Regions Financial	6,918	69,803
State Street	441	34,367
SunTrust Banks	846	36,107
T Rowe Price Group	379	30,581
Torchmark	583	33,272
Travelers	600	60,672
Unum Group	1,945	67,997
US Bancorp	736	31,729
Ventas‡	444	29,535
Wells Fargo	586	32,793
Weyerhaeuser‡	964	31,388
XL Group, Cl A	1,739	65,526
Zions Bancorporation	1,217	35,147
		2,801,436
Health Care — 7.9%
Abbott Laboratories	691	33,583
AbbVie	554	36,891

Description	Shares	Fair Value
Aetna	301	$35,509
Agilent Technologies	796	32,787
AmerisourceBergen, Cl A	289	32,530
Amgen	203	31,721
Anthem	209	35,081
Baxter International	462	30,774
Becton Dickinson	227	31,896
Boston Scientific*	1,840	33,617
Cardinal Health	360	31,741
Cigna	253	35,630
CR Bard	194	33,042
DaVita HealthCare Partners*	393	32,925
DENTSPLY International	630	32,782
Edwards Lifesciences*	228	29,804
Eli Lilly	426	33,611
Express Scripts Holding*	383	33,375
Gilead Sciences	320	35,926
HCA Holdings*	868	71,028
Henry Schein*	216	30,601
Hologic*	1,069	38,238
Humana	181	38,852
Johnson & Johnson	313	31,344
Laboratory Corp of America Holdings*	251	29,605
McKesson	139	32,975
Medtronic	435	33,199
PerkinElmer	650	34,275
Pfizer	926	32,179
Quest Diagnostics	430	32,349
St. Jude Medical	493	36,359
Stryker	343	32,972
Tenet Healthcare*	654	34,786
UnitedHealth Group	275	33,058
Universal Health Services, Cl B	278	36,023
Varian Medical Systems*	335	29,011
Waters*	262	35,008
Zimmer Holdings	280	31,945
		1,307,032
Industrials — 13.4%
3M	196	31,180
ADT	1,613	58,842
Allegion	546	34,092
Boeing	215	30,212
Caterpillar	813	69,365
CH Robinson Worldwide	442	27,285
Cintas	398	34,264
CSX	977	33,296
Cummins	238	32,261

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF

Schedule of Investments

May 31, 2015 (Unaudited) (Continued)

Description	Shares	Fair Value
Danaher	382	$32,974
Deere	740	69,323
Delta Air Lines	731	31,374
Dover	466	35,137
Dun & Bradstreet	260	33,262
Eaton	491	35,151
Emerson Electric	1,171	70,623
FedEx	198	34,298
Flowserve	570	31,350
Fluor	1,133	63,697
General Dynamics	485	67,978
General Electric	1,317	35,914
Honeywell International	315	32,823
Illinois Tool Works	339	31,808
Ingersoll-Rand	494	33,977
Jacobs Engineering Group*	1,413	61,126
JB Hunt Transport Services	378	31,760
Joy Global	811	31,580
Kansas City Southern	330	29,865
L-3 Communications Holdings	536	63,146
Lockheed Martin	164	30,865
Masco	1,253	33,919
Nielsen	782	35,182
Norfolk Southern	314	28,888
Northrop Grumman	206	32,791
PACCAR	519	32,988
Pall	343	42,683
Parker-Hannifin	279	33,600
Pentair	1,036	66,335
Pitney Bowes	2,731	59,672
Quanta Services*	1,174	34,422
Raytheon	301	31,081
Republic Services, Cl A	786	31,668
Rockwell Automation	287	35,269
Ryder System	348	31,894
Snap-on	243	37,762
Southwest Airlines	754	27,936
Stanley Black & Decker	347	35,547
Textron	734	33,191
Towers Watson, Cl A	260	35,867
Tyco International	738	29,786
Union Pacific	292	29,466
United Parcel Service, Cl B	329	32,643
United Rentals*	748	66,505
United Technologies	276	32,339
Waste Management	601	29,840
WW Grainger	136	32,685
Xylem	936	34,230
		2,227,017

Description	Shares	Fair Value
Information Technology — 12.0%
Accenture, Cl A	358	$34,382
Alliance Data Systems*	111	33,081
Altera	936	45,724
Apple	262	34,133
Applied Materials	1,446	29,108
Automatic Data Processing	359	30,698
Broadcom, Cl A	773	43,945
CA	1,011	30,785
Cisco Systems	1,201	35,201
Citrix Systems*	518	33,675
Computer Sciences	1,004	68,875
Corning	2,886	60,375
eBay*	553	33,932
Electronic Arts*	576	36,147
EMC	1,272	33,505
Equinix‡	142	38,066
F5 Networks*	287	36,073
Fidelity National Information Services	479	30,033
First Solar*	545	27,092
Fiserv*	416	33,343
FLIR Systems	1,051	32,108
Harris	919	72,803
Hewlett-Packard	2,036	68,002
Intel	2,204	75,950
International Business Machines	426	72,271
Juniper Networks	1,426	39,643
KLA-Tencor	579	34,543
Micron Technology*	2,426	67,758
Microsoft	780	36,551
Motorola Solutions	503	29,677
NetApp	1,866	62,324
NVIDIA	1,539	34,058
Oracle	756	32,878
Qorvo*	427	35,078
QUALCOMM	480	33,447
SanDisk	399	27,284
Seagate Technology	1,206	67,102
Symantec	1,393	34,303
TE Connectivity	460	31,740
Teradata*	1,511	58,838
Texas Instruments	588	32,881
Total System Services	866	35,679
VeriSign*	506	31,974
Western Digital	685	66,692
Western Union	1,581	34,703
Xerox	4,929	56,289
Xilinx	814	38,600
		1,991,349

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF

Schedule of Investments

May 31, 2015 (Unaudited) (Continued)

Description	Shares	Fair Value
Materials — 6.1%
Air Products & Chemicals	213	$31,260
Airgas	311	31,703
Alcoa	2,447	30,587
Avery Dennison	1,227	75,964
Ball	465	33,010
CF Industries Holdings	109	34,431
Dow Chemical	1,396	72,690
Eastman Chemical	952	73,085
EI du Pont de Nemours	451	32,025
FMC	536	30,643
Freeport-McMoRan, Cl B	3,384	66,496
International Paper	1,198	62,092
LyondellBasell Industries, Cl A	767	77,544
MeadWestvaco	663	33,508
Monsanto	273	31,936
Mosaic	741	33,975
Newmont Mining	1,337	36,420
Nucor	691	32,684
Owens-Illinois*	2,809	67,135
PPG Industries	147	33,647
Praxair	269	33,049
Rock-Tenn, Cl A	1,033	67,290
		1,021,174
Telecommunication Services — 1.0%
AT&T	1,954	67,491
Frontier Communications	4,305	22,171
Level 3 Communications*	607	33,677
Verizon Communications	637	31,493
Windstream Holdings	1,363	11,088
		165,920
Utilities — 8.0%
AES	5,173	70,353
AGL Resources	659	33,194
Ameren	1,535	61,753
American Electric Power	578	32,536
CenterPoint Energy	3,068	62,495
CMS Energy	942	32,160
Consolidated Edison	1,065	65,859
Dominion Resources	455	32,087
DTE Energy	405	32,088
Duke Energy	858	64,976
Edison International	1,032	62,756
Entergy	843	64,464
Eversource Energy	642	31,618
Exelon	1,973	66,747

Description	Shares/ Number of Rights/Face Amount	Fair Value
FirstEnergy	1,904	$67,935
Integrys Energy Group	452	32,503
NextEra Energy	309	31,623
NiSource	760	35,857
NRG Energy	2,687	67,712
Pepco Holdings	1,220	33,245
PG&E	615	32,884
Pinnacle West Capital	511	31,130
PPL	1,931	67,025
Public Service Enterprise Group	782	33,337
SCANA	591	31,417
Sempra Energy	279	29,984
Southern	716	31,282
TECO Energy	1,656	31,216
Wisconsin Energy	653	31,527
Xcel Energy	936	31,871
		1,333,634
Total Common Stock
(Cost $15,159,165)		16,458,839

Rights — 0.0%
Safeway CVR - Casa Ley (A) *	932	946
Safeway CVR - PDC (A) *	932	45
Total Rights (Cost $–)		991

Time Deposit — 0.9%
Brown Brothers Harriman, 0.03%, 06/01/15
(Cost $144,120)	$144,120	144,120

Total Investments — 99.9%
(Cost $15,303,285)		$16,603,950

Percentages are based on Net Assets of $16,628,815.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of May 31, 2015, was $991 and represents 0.00% of Net Assets.

Cl — Class

CVR — Contingent Value Right

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF

Schedule of Investments

May 31, 2015 (Unaudited) (Concluded)

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$16,458,839	$—	$—	$16,458,839
Rights	—	—	991	991
Time Deposit	—	144,120	—	144,120
Total Investments in Securities	$16,458,839	$144,120	$991	$16,603,950

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF

Statement of Assets and Liabilities

May 31, 2015 (Unaudited)

Assets:
Investments at Cost	$15,303,285
Investments at Fair Value	$16,603,950
Dividends Receivable	36,067
Reclaims Receivable	881
Total Assets	16,640,898

Liabilities:
Advisory Fee Payable	12,083
Total Liabilities	12,083

Net Assets	$16,628,815

Net Assets Consist of:
Paid-in Capital	$14,720,456
Undistributed Net Investment Income	36,639
Accumulated Net Realized Gain on Investments	571,055
Net Unrealized Appreciation on Investments	1,300,665
Net Assets	$16,628,815

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	500,000
Net Asset Value, Offering and Redemption Price Per Share	$33.26

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF

Statement of Operations
For the period ended May 31, 2015 (Unaudited)

Investment Income:
Dividend Income	$178,173
Total Investment Income	178,173

Expenses:
Advisory Fees	69,753
Income Tax(1)	991
Total Expenses	70,744

Net Investment Income	107,429

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	667,348
Net Change in Unrealized Appreciation (Depreciation) on Investments	(367,681)
Net Realized and Unrealized Gain on Investments	299,667

Net Increase in Net Assets Resulting from Operations	$407,096

(1)	See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF

Statement of Changes in Net Assets

	For The Period Ended May 31, 2015 (Unaudited)	For The Year Ended November 30, 2014
Operations:
Net Investment Income	$107,429	$149,746
Net Realized Gain on Investments	667,348	746,997
Net Change in Unrealized Appreciation (Depreciation) on Investments	(367,681)	690,916
Net Increase in Net Assets Resulting from Operations	407,096	1,587,659

Dividends and Distributions to Shareholders:
Investment Income	(108,883)	(191,201)
Net Realized Gains	—	(630,128)
Total Dividends and Distributions to Shareholders	(108,883)	(821,329)

Capital Share Transactions:
Issued	1,638,994	18,395,240
Redeemed	(1,635,584)	(12,181,313)
Increase in Net Assets from Capital Share Transactions	3,410	6,213,927

Total Increase in Net Assets	301,623	6,980,257

Net Assets:
Beginning of Period	16,327,192	9,346,935
End of Period (Includes Undistributed Net Investment Income of $36,639 and $38,093)	$16,628,815	$16,327,192

Share Transactions:
Issued	50,000	600,000
Redeemed	(50,000)	(400,000)
Net Increase in Shares Outstanding from Share Transactions	—	200,000

Amounts designated as “— “ are $0.

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF

Financial Highlights

For the period ended May 31, 2015 (Unaudited) and the period ended November 30, 2014

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turn- over(3)(5)
2015**	$32.65	$0.21	$0.62	$0.83	$(0.22)	$—	$(0.22)	$33.26	2.55%		$16,629	0.86	%(6)	1.31%		39%
2014	$31.16	$0.39	$3.76	$4.15	$(0.56)	$(2.10)	$(2.66)	$32.65	14.45%		$16,327	0.85%		1.26%		26%
2013 ‡	$25.00	$0.30	$5.86	$6.16	$—	$—	$—	$31.16	24.64	%(4)	$9,347	0.85	%(2)	1.27	%(2)	154	%(5)

‡	Commenced operations on January 30, 2013.

**	For the six month period ended May 31, 2015. All ratios for the period have been annualized.

*	Per share data calculated using average shares method.

(1)

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. The return shown does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Annualized.

(3)	Excludes effect of securities received or delivered from processing creations or redemptions.

(4)	Total return is for the period indicated and has not been annualized.

(5)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized.

(6)	The ratio of Expenses to Average Net Assets includes the effect of income taxes. If these expenses were excluded, the ratio would have been 0.85%.

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF

Notes to the Financial Statements

May 31, 2015 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with eight investment portfolios. The financial statements herein are those of the Forensic Accounting ETF (the “Fund”). The Fund seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the Del Vecchio Earnings Quality Index (the “Index”). The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. During the period covered by this report, Index Management Solutions, LLC served as sub-adviser to the Fund until January 15, 2015 and Penserra Capital Management LLC served as interim sub-adviser to the Fund from January 15, 2015 until May 26, 2015, the date on which shareholders approved a new sub-advisory agreement with Vident Investment Advisory, LLC (the “Sub-Adviser”).

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in Share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to the Fund to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, unless amortized cost is determined not to be representative of fair value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Forensic Accounting ETF

Notes to the Financial Statements

May 31, 2015 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued) — Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended May 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs and are disclosed by investment type on the Schedule of Investments.

For the period ended May 31, 2015, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

Forensic Accounting ETF

Notes to the Financial Statements

May 31, 2015 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2015, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The tax year since inception remains open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns as of and for the period ended May 31, 2015.

During the period ended May 31, 2015, the Fund incurred federal excise tax in the amount of $991. No other provisions for Federal income taxes have been made in the financial statements.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Withholding tax on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $1,600 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,600 per transaction. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown based on the NAV as of May 31, 2015:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Forensic Accounting ETF	50,000	$1,600	$1,663,000	$1,600

Forensic Accounting ETF

Notes to the Financial Statements

May 31, 2015 (Unaudited) (Continued)

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

Sub-Advisory Agreement

Until January 15, 2015, Index Management Solutions, LLC (“IMS”) served as sub-adviser to the Fund. IMS is a wholly-owned subsidiary of VTL Associates, LLC and a Pennsylvania limited liability company, located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. IMS was responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser paid IMS a fee calculated daily and paid monthly, at an annual rate of 0.045% on the average daily net assets of the Fund, subject to a $10,000 minimum fee.

Interim Investment Advisory and Sub-Advisory Agreements

On January 15, 2015, the Adviser underwent a change in control as a result of a change in control of its direct controlling shareholder, Yorkville ETF Holdings LLC (the “Transaction”). The Transaction resulted in the assignment and automatic termination of the advisory agreement with the Adviser (the “Prior Advisory Agreement”). Further, the sub-advisory agreement between the Adviser and IMS (the “Prior Sub-Advisory Agreement”), by its terms, automatically terminated upon the termination of the Prior Advisory Agreement.

On December 19, 2014, in anticipation of the Transaction, the Fund’s Board approved an interim advisory agreement with the Adviser (the “Interim Advisory Agreement”), which was the same in all material respects as the Prior Advisory Agreement expect that, as required by the 1940 Act, the Interim Advisory Agreement had a term of up to 150 days and required that the Adviser’s fees be kept in an escrow account pending shareholder approval of new agreements. In addition, the Fund’s Board approved an interim sub-advisory agreement with Penserra Capital Management, LLC (“Penserra”), which acted as the Fund’s sub-adviser during the interim period (the “Interim Sub-Advisory Agreement” and, together with the Interim Advisory Agreement, the “Interim Agreements”). The Interim Sub-Advisory Agreement was the same in all material respects as the Prior Sub-Advisory Agreement except that the Fund was being sub-advised by Penserra instead of IMS and the Interim Sub-Advisory Agreement had a term of up to 150 days.

Forensic Accounting ETF

Notes to the Financial Statements

May 31, 2015 (Unaudited) (Continued)

3. AGREEMENTS (continued)

The Fund was managed by the Adviser and Penserra under the Interim Agreements until new advisory agreements were approved by the Fund’s shareholders. Neither the Transaction nor the Interim Agreements resulted in changes to the Fund’s investment objective or strategies, fees charged to the Fund or services provided, except that Penserra replaced IMS as sub-adviser to the Fund. Proposals to approve new advisory agreements were submitted for shareholder approval at a special meeting of shareholders held on May 26, 2015.

New Sub-Advisory Agreement

Effective May 26, 2015, Vident Investment Advisory, LLC (“Vident”), a Delaware limited liability company, located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076, became the Fund’s new sub-adviser after Fund shareholders approved a sub-advisory agreement between the Adviser and Vident, on behalf of the Fund. Vident replaced Penserra, which had served as the Fund’s interim sub-adviser as discussed above. Vident is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the sub-advisory agreement, the Adviser pays Vident a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $15,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended May 31, 2015, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s custodian and transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust are also employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

Forensic Accounting ETF

Notes to the Financial Statements

May 31, 2015 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2015, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Forensic Accounting ETF	$6,389,726	$(6,508,566)

For the period ended May 31, 2015, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Loss
Forensic Accounting ETF	$1,601,697	$1,630,716	$29,019

There were no purchases or sales of long-term U.S. Government securities by the Fund.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Total
Forensic Accounting ETF
2014	$821,329	$821,329
2013	—	—

As of November 30, 2014, the components of Distributable Earnings on a tax basis were as follows:

Forensic Accounting ETF
Undistributed Ordinary Income	$38,093
Capital Loss Carryforwards	(17,898)
Unrealized Appreciation	1,589,952
Other Temporary Differences	(1)
Total Distributable Earnings	$1,610,146

Forensic Accounting ETF

Notes to the Financial Statements

May 31, 2015 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

	Short-Term	Long-Term	Total Capital Loss Carryforwards
Forensic Accounting ETF	$17,898	$—	$17,898

For Federal income tax purposes, the cost of securities owned at May 31, 2015, and the net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at May 31, 2015, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Forensic Accounting ETF	$15,303,285	$2,054,514	$(753,849)	$1,300,665

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund intends to invest at least 80% of its total assets in the Index, which is comprised of U.S. large capitalization securities which have been selected and ranked according to their “earnings quality”. These securities are subject to certain risks, such as large capitalization risk, REIT risk and market risk associated with investing in the securities comprising the Index.

7. OTHER

At May 31, 2015, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

Forensic Accounting ETF

Notes to the Financial Statements

May 31, 2015 (Unaudited) (Concluded)

8. SUBSEQUENT EVENTS

On June 23, 2015, the Board of Trustees of Exchange Traded Concepts Trust approved the following changes to the Forensic Accounting ETF (the “Fund”), which will take effect on or about July 15, 2015:

1.	the Fund’s name will change to the WeatherStorm Forensic Accounting Long-Short ETF;

2.

the Fund’s current underlying index, the Del Vecchio Earnings Quality Index (the “Del Vecchio Index”), will be replaced with the WeatherStorm Forensic Accounting Long-Short Index (the “Long-Short Index”);

3.	the Fund will change its stock market listing from the NYSE Arca, Inc. to the NASDAQ Stock Market LLC; and

4.	the Fund’s investment objective will change to reflect the Long-Short Index in place of the Del Vecchio Index as follows:

“The WeatherStorm Forensic Accounting Long-Short ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the WeatherStorm Forensic Accounting Long-Short Index.”

Forensic Accounting ETF

Approval of Advisory Agreements & Board Considerations

(Unaudited)

During the period covered by this report, the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the following agreements (collectively, the “Agreements”):

●	an Interim Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Forensic Accounting ETF (the “Fund”);

●	a New Advisory Agreement between the Adviser and the Trust, on behalf of the Fund;

●	an Interim Sub-Advisory Agreement the Adviser and Penserra Capital Management, LLC (“Penserra”), on behalf of the Fund; and

●	a New Sub-Advisory Agreement between the Adviser and Vident Investment Advisory, LLC (“Vident”), on behalf of the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser, Vident, and Penserra are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

On January 15, 2015, Yorkville ETF Holdings, LLC (“Yorkville”), the Adviser’s parent company, underwent a change in control (the “Transaction”). Under the 1940 Act, the Transaction resulted in a change in control of the Adviser. Section 2(a)(4) of the 1940 Act provides that a change in control of an investment adviser causes an assignment of that adviser’s investment advisory contracts, and Section 15(a) of the 1940 Act provides that an investment advisory contract must automatically terminate upon its assignment. Accordingly, the Transaction resulted in the automatic termination of the investment advisory agreement pursuant to which the Adviser had previously provided investment advisory services to the Fund (the “Prior Advisory Agreement”). The Transaction also resulted in the automatic termination of the sub-advisory agreement between the Adviser and Index Management Solutions, LLC (“IMS”), on behalf of the Fund (the “Prior Sub-Advisory Agreement” and, together with the Prior Advisory Agreement, the “Prior Agreements”).

In anticipation of the Transaction, at a special in-person meeting held on December 19, 2014 (the “December 19 Meeting”), the Board, including a majority of the Independent Trustees, approved an interim investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Interim Advisory Agreement”). As permitted by the 1940 Act, the Adviser continued serving as investment adviser to the Fund upon completion of the Transaction pursuant to the Interim Advisory Agreement. However, the Board determined to replace IMS as sub-adviser; therefore, the Board, including a majority of the Independent Trustees, approved an interim sub-advisory agreement between the Adviser and Penserra (the “Interim Sub-Advisory Agreement” and, together with the Interim Advisory Agreement, the “Interim Agreements”), pursuant to which Penserra began serving as sub-adviser to the Fund upon completion of the Transaction.

The Interim Advisory Agreement has the same advisory fee rate as the Prior Advisory Agreement and is otherwise the same in all material respects as the Prior Advisory Agreement, except that, as required by the 1940 Act, the Interim Advisory Agreement has a term of up to 150 days and requires that compensation payable to the Adviser be kept in an escrow account pending shareholder approval of a new advisory agreement. If a new advisory agreement is not approved by Fund shareholders, the Adviser will be entitled to be paid the lesser of any costs incurred in performing under the Interim Advisory Agreement and the total amount in the escrow account. A new advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “New Advisory Agreement”) requires shareholder approval, without which the Adviser will not be able to continue serving as investment adviser once the Interim Advisory Agreement expires. At a special in-person meeting held on January 22, 2015 (the “January 22 Meeting”), the Board, including a majority of the Independent Trustees, approved

Forensic Accounting ETF

Approval of Advisory Agreements & Board Considerations

(Unaudited) (Continued)

the New Advisory Agreement and recommended that it be submitted to Fund shareholders for approval. The New Advisory Agreement is the same in all material respects as the Prior Advisory Agreement. The Adviser has informed the Board that no changes are planned to the management or operations of the Adviser as a result of the Transaction and that the services provided by the Adviser to the Fund will not be affected by the Transaction.

The Interim Sub-Advisory Agreement has the same sub-advisory fee rate as the Prior Sub-Advisory Agreement and is otherwise the same in all material respects to the Prior Sub-Advisory Agreement, except that Penserra is the sub-adviser and, as required by the 1940 Act, the Interim Sub-Advisory Agreement has a term of up to 150 days. The Board, at the recommendation of the Adviser, determined to approve a new sub-advisory agreement between the Adviser and Vident, on behalf of the Fund (the “New Sub-Advisory Agreement” and, together with the New Advisory Agreement, the “New Agreements”). The New Sub-Advisory Agreement requires shareholder approval in order to enable the Fund to continue to be managed in a manner that is substantially similar to the management of the Fund prior to the Transaction. At the January 22 Meeting, the Board, including a majority of the Independent Trustees, approved the New Sub-Advisory Agreement and recommended that it be submitted to Fund shareholders for approval. The New Sub-Advisory Agreement is substantially similar to the Prior Sub-Advisory Agreement, except that the New Sub-Advisory Agreement involves Vident as the sub-adviser and a new fee arrangement with Vident. The proposed new fee arrangement with Vident will not change the overall investment advisory fee paid by the Fund. The terms of the New Sub-Advisory Agreement are otherwise substantially similar to the Prior Sub-Advisory Agreement.

In approving the Interim Agreements, the Board relied on information it received from the Adviser and also took into account that it was familiar with the services provided by the Adviser, its respective personnel and prior performance, based on past dealings with the Adviser, its regular monitoring process and the quarterly reports it receives from the Adviser. With respect to the Interim Agreement with Penserra, in addition to information provided to it by the Adviser, the Board took into consideration information that Penserra had provided the Board at its November 11, 2014 meeting in connection with the Board’s approval of Penserra as a sub-adviser to a separate series of the Trust.

With respect to the New Agreements, prior to the January 22 Meeting, the Board, including the Independent Trustees, reviewed written materials from the Adviser and Vident regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and Vident; (ii) the historical performance of the Fund; (iii) the Adviser and Vident’s expected cost and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser, Vident or their affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory and sub-advisory fees for the Fund reflect economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services Provided. The Board considered the Adviser and Vident’s specific responsibilities in all aspects of day-to-day management of the Fund, such as providing portfolio investment management services, and the qualifications, experiences and responsibilities of the portfolio managers. The Board noted that the services to be provided under the New Agreements were identical in all material respects to those services provided under the Prior Agreements and the Interim Agreements. In particular, they noted that the Adviser has served as the Fund’s investment adviser since its inception. The Board also noted that Ms. Krisko, the President of Vident, served as the portfolio manager of the Fund for the period from its inception through November 2014.

In considering the nature, extent and quality of the services to be provided by the Adviser and Vident, the Board considered the quality of the Adviser and Vident’s compliance infrastructure and the determination of the Trust’s Chief Compliance Officer that Vident has appropriate compliance policies and procedures in place. The Board also considered the Adviser’s experience working with ETFs, including the Fund and other series of the Trust. The Board noted that it had previously received a copy of the Adviser and Vident’s registration form (“Form ADV”), as well as the response of the Adviser and Vident to a detailed series of questions which included, among other things, information about the background and experience of each firm’s management and staff. The Board also considered the overall quality of the Adviser and Vident’s personnel, operations, financial condition, and investment advisory capabilities.

Forensic Accounting ETF

Approval of Advisory Agreements & Board Considerations

(Unaudited) (Concluded)

The Board considered other services provided to the Fund by the Adviser, such as overseeing the activities of the Fund’s sub-adviser and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Vident.

Historical Performance. The Board then considered the past performance of the Fund. The Board noted that Vident had not previously managed the Fund but that Vident’s portfolio manager had been primarily responsible for the day-to-day management of the Fund from its inception until November 2014. The Board also noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed the information regarding the Fund’s index tracking. The Board noted that the Fund satisfactorily tracked its underlying index. The Board further noted that it received regular reports from the Fund’s Adviser and that it would receive regular reports from Vident regarding the Fund’s performance at its quarterly meetings.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory and sub-advisory fees to be paid to the Adviser and Vident for their services to the Fund under the New Agreements. The Board compared the advisory fee to be paid by the Fund to those paid by comparable funds. The Board noted that the Fund’s advisory fee was consistent with the range of advisory fees paid by other peer funds.

The Board noted that the advisory fee payable under the New Advisory Agreement was identical to the advisory fee paid under the Prior Advisory Agreement. The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than certain excluded expenses. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board noted that, like the Prior Sub-Advisory Agreement, the sub-advisory fee under the New Sub-Advisory Agreement had two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board further noted that the Fund’s basis point fee under the New Sub-Advisory Agreement was higher than the basis point sub-advisory fee paid under the Prior Sub-Advisory Agreement. In addition, the Board noted that the annual minimum fee under the New Sub-Advisory Agreement was higher than the minimum fee under the Prior Sub-Advisory Agreement. The Board considered that the fee to be paid to Vident would be paid by the Adviser, not by the Fund, and noted that the fee reflected an arms-length negotiation between the Adviser and Vident. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work proposed to be performed by Vident. The Board concluded that the proposed sub-advisory fee was reasonable.

The Board considered the costs and expenses incurred by the Adviser and Vident in providing advisory services, evaluated the compensation and benefits expected to be received by the Adviser and Vident from their relationship with the Fund, and performed a profitability analysis with respect to the Fund. The Board concluded for the Fund that the advisory and sub-advisory fees appeared reasonable in light of the services rendered. In addition, the Board considered for the Fund whether economies of scale had been realized. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the New Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the New Agreements, including the compensation payable under the agreements, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the New Agreements was in the best interests of each Fund and its shareholders.

Forensic Accounting ETF

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1,2014 to May 31, 2015).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Annualized Expense Ratios	Expenses Paid During Period(1)
Forensic Accounting ETF
Actual Fund Return	$1,000.00	$1,025.50	0.86%	$4.34
Hypothetical 5% Return	$1,000.00	$1,020.64	0.86%	$4.33

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/365 (to reflect the one-half year period shown).

Forensic Accounting ETF

Shareholder Voting Results

(Unaudited)

A Special Meeting of Shareholders of the Fund was held on May 26, 2015. At the Special Meeting, shareholders of record of the Fund as of the close of business on March 27, 2015 approved a new investment advisory agreement between Exchange Traded Concepts Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC, the Fund’s investment adviser. With respect to the Fund the motion was approved with the following voting results:

	No. of Shares	% of Outstanding Shares	% of Shares Voted
For	311,438	62.29%	96.81%
Against	6,954	1.39%	2.16%
Abstain	3,295	0.66%	1.02%
Total	321,687	64.34%	100.00%

A Special Meeting of Shareholders of the Fund was held on May 26, 2015. At the Special Meeting, shareholders of record of the Fund as of the close of business on March 27, 2015 approved a new investment sub-advisory agreement between the Adviser and Vident Investment Advisory LLC. With respect to the Fund the motion was approved with the following voting results:

	No. of Shares	% of Outstanding Shares	% of Shares Voted
For	311,638	62.33%	96.88%
Against	6,754	1.35%	2.10%
Abstain	3,295	0.66%	1.02%
Total	321,687	64.34%	100.00%

A Special Meeting of Shareholders of the Fund was held on May 26, 2015. At the Special Meeting, shareholders of record of the Fund as of the close of business on March 27, 2015 approved a “manager of managers” arrangement to grant the Fund and the Adviser greater flexibility to change sub-advisory arrangements without shareholder approval, subject to prior approval by the Board of Trustees. With respect to the Fund the motion was approved with the following voting results:

	No. of Shares	% of Outstanding Shares	% of Shares Voted
For	306,615	61.32%	95.32%
Against	12,295	2.46%	3.82%
Abstain	2,757	0.55%	0.86%
Total	321,667	64.33%	100.00%

Forensic Accounting ETF

Shareholder Voting Results

(Unaudited) (Concluded)

A Special Meeting of Shareholders of the Fund was held on May 26, 2015. At the Special Meeting, shareholders of record of all series of the Trust, including the Fund, as of the close of business on March 27, 2015 approved the election of Timothy J. Jacoby as a Trustee of the Trust. With respect to the Fund the motion was approved with the following voting results:

	No. of Shares	% of Outstanding Shares	% of Shares Voted
For	394,739	78.95%	97.39%
Withhold	10,598	2.12%	2.61%
Total	405,337	81.07%	100.00%

Forensic Accounting ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.flagetf.com.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, GA 30076

Interim Sub-Adviser:

Penserra Capital Management LLC

140 Broadway, 26th Floor

New York, New York 10005

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2020 K Street NW

Washington, District of Columbia 20006

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

IDS-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 5, 2015

By (Signature and Title)	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date: August 5, 2015